Notes Payable Maturities of Long Term Debt (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended			3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Unsecured notes, net of discount, interest payable semi-annually at 5.25%, due March 2013
Debt Instrument
Repayments of Long-term Debt		$ 359	$ 557	$ 516	$ 242
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		18
Long-term Debt, Maturities, Repayments of Principal in Year Two		13
Long-term Debt, Maturities, Repayments of Principal in Year Three		13
Long-term Debt, Maturities, Repayments of Principal in Year Four		332
Long-term Debt, Maturities, Repayments of Principal in Year Five		304
Long-term Debt, Maturities, Repayments of Principal after Year Five		661
Long-term Debt		1,341
Extinguishment of Debt, Amount					237
Interest Paid		87	65	52	1
Payments of Debt Extinguishment Costs	$ (5)	$ 0	$ 6